Other payables	12 Months Ended
Dec. 31, 2025
Other Payables
Other payables

Note	27 | Other payables

	Note	12.31.25	12.31.24
Non-current
Payment plan - CAMMESA	2.c	326,415	238,094
ENRE penalties and discounts (1)		7,014	2,193
Financial Lease Liability (2)		4,281	6,590
Total Non-current		337,710	246,877

Current
Payment plan - CAMMESA	2.c	61,438	63,255
ENRE penalties and discounts (1)		60,652	79,533
Related parties	35.c	233	271
Advances for works to be performed		13	17
Financial Lease Liability (2)		4,156	5,100
Other		201	9
Total Current		126,693	148,185

As of December 31, 2024, the fair value of the payment plan with CAMMESA -whose terms the parties agreed to modify on May 21, 2025 changing from kWh to Argentine pesos the measuring unit in which the installments were denominated, and which was previously adjusted in accordance with the development of the MWh value (Note 2.c)-, amounted to $ 172,973. This value was determined on the basis of the MWh monomic price published by CAMMESA at the end of that period. The applicable fair value category is Level 2.

The value of the rest of the financial liabilities included in the Company’s other payables approximates their fair value.

(1)	The development of the ENRE penalties and discounts liability is as follows:

	12.31.25	12.31.24
Balance at the beginning of the year	81,726	180,134
Increases	37,978	168,599
Decreases	(14,677)	(19,132)
Recovery	(17,812)	(99,188)
Result from exposure to inflation for the year	(19,549)	(148,687)
Balance at the end of the year	67,666	81,726

(2)	The development of the finance lease liability is as follows:

	12.31.25	12.31.24
Balance at beginning of the year	11,690	8,343
Increase	3,829	14,722
Payments	(12,321)	(15,959)
Exchange difference	4,274	2,785
Interest	3,768	6,312
Result from exposure to inlfation	(2,803)	(4,513)
Balance at end of the year	8,437	11,690

As of December 31, 2025 and 2024, future minimum payments with respect to finance leases are those detailed below:

	12.31.25	12.31.24
2025	-	9,182
2026	6,876	6,312
2027	5,333	5,162
2028	1,957	-
Total future minimum lease payments	14,166	20,656

The Company has entered into contracts with certain cable television companies granting them the right to use the network poles. As of December 31, 2025 and 2024, future minimum collections with respect to operating assignments of use are those detailed below:

	12.31.25	12.31.24
2025	-	9,287
2026	12,651	9,228
2027	12,606	264
2028	379	-
2029	-	-
Total future minimum lease collections	25,636	18,779